Intangible Assets and Liabilities Intangible Asset and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets	$ 6,804	$ 6,804	$ 4,883
Below-market lease liabilities		(150,579)	(151,585)
Accumulated amortization, intangible liabilities		48,834	39,266
Corporate intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets		6,804	4,883
Accumulated amortization, intangible assets		(4,922)	(2,444)
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets		441,683	442,729
Accumulated amortization, intangible assets		(204,698)	(170,272)
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets		66,106	65,946
Accumulated amortization, intangible assets		$ (41,125)	$ (34,569)